REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
REVENUES:
Schedule of Contract Assets on Uncompleted Contracts

At June 30, 2020 and December 31, 2019, contract assets on uncompleted contracts consisted of the following:

	June 30, 2020	December 31. 2019
Costs and estimated earnings recognized	$3,663,654	$3,700,124
Less: Billings or cash received	(2,817,844)	(2,324,204)
Contract assets	$845,810	$1,375,920

Schedule of Contract Liabilities on Uncompleted Contracts

At June 30, 2020 and December 31, 2019, contract liabilities on uncompleted contracts consisted of the following:

	June 30, 2020	December 31. 2019
Billings and/or cash receipts on uncompleted contracts	$3,283	$35,665
Less: Costs and estimated earnings recognized	(—)	(27,004)
Contract liabilities	$3,283	$8,661

Schedule of Disaggregation of Revenue Quantitative

For the Three Months Ended June 30, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,631,891	$52,552	$—	$20,221	$96,869	$2,385	$178,224	$1,982,142

Major Goods and Service Lines

Turnkey Projects	$1,332.577	$(2,421)	$—	$—	$89,253	$—	$178,224	$1,597,633
Maintenance & Support	299,314	54,973	—	20,221	7,616	—	—	382,124
Data Center Auditing Services	—	—	—	—	—	—	—	—
Software License	—	—	—	—	—	2,385	—	2,385
	$1,631,891	$52,552	$—	$20,221	$96,869	$2,385	$178,224	$1,982,142

Timing of Revenue Recognition

Goods transferred over time	$1,332,577	$(2,421)	$—	$—	$89,253	$2,385	$178,224	$1,600,018
Services transferred over time	299,314	54,973	—	20,221	7,616	—	—	382,124
	$1,631,891	$52,552	$—	$20,221	$96,869	$2,385	$178,224	$1,982,142

For the Three Months Ended June 30, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets

North America	$805,135	$169,010	$20,621	$53,575	$217,251	$80,213	$1,345,805

Major Goods and Service Lines

Turnkey Projects	$552,561	$169,010	$12,815	$33,354	$217,251	$—	$984,991
Maintenance & Support	252,574	—	7,806	20,221	—	—	280,601
Data Center Auditing Services	—	—	—	—	—	80,213	80,213
Software License	—	—	—	—	—	—	—
	$805,135	$169,010	$20,621	$53,575	$217,251	$80,213	$1,345,805

Timing of Revenue Recognition

Goods transferred over time	$552,561	$169,010	$12,815	$33,354	$217,251	$80,213	$1,065,204
Services transferred over time	252,574	—	7,806	20,221	—	—	280,601
	$805,135	$169,010	$20,621	$53,575	$217,251	$80,213	$1,345,805

For the Six Months Ended June 30, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$2,345,149	$126,887	$—	$47,370	$140,988	$134,469	$178,224	$2,973,087

Major Goods and Service Lines

Turnkey Projects	$1,813,687	$6,202	$—	$—	$113,194	$—	$178,224	$2,111,307
Maintenance & Support	531,462	120,685	—	47,370	27,794	—	—	727,311
Data Center Auditing Services	—	—	—	—	—	129,699	—	129,699
Software License	—	—	—	—	—	4,770	—	4,770
	$2,345,149	$126,887	$—	$47,370	$140,988	$134,469	$178,224	$2,973,087

Timing of Revenue Recognition

Goods transferred over time	$1,813,687	$6,202	$—	$—	$113,194	$134,469	$178,224	$2,245,776
Services transferred over time	531,462	120,685	—	47,370	27,794	—	—	727,311
	$2,345,149	$126,887	$—	$47,370	$140,988	$134,469	$178,224	$2,973,087

For the Six Months Ended June 30, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets

North America	$4,476,933	$188,931	$54,973	$97,068	$687,599	$192,382	$5,697,886

Major Goods and Service Lines

Turnkey Projects	$3,942,219	$186,734	$39,361	$56,626	$678,489	$—	$4,903,429
Maintenance & Support	534,714	2,197	15,612	40,442	9,110	—	602,075
Data Center Auditing Services	—	—	—	—	—	144,982	144,982
Software License	—	—	—	—	—	47,400	47,400
	$4,476,933	$188,931	$54,973	$97,068	$687,599	$192,382	$5,697,886

Timing of Revenue Recognition

Goods transferred over time	$3,942,219	$186,734	$39,361	$56,626	$678,489	$192,382	$5,095,811
Services transferred over time	534,714	2,197	15,612	40,442	9,110	—	602,075
	$4,476,933	$188,931	$54,973	$97,068	$687,599	$192,382	$5,697,886

For the Year Ended December 31, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets
North America	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Major Goods and Service Lines
Turnkey Projects	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$—	$11,963,438
Maintenance & Support	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
Data Center Auditing Services	—	—	—	—	—	246,658	246,658
Software License						53,760	53,760
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Timing of Revenue Recognition
Goods transferred over time	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$300,418	$12,263,856
Services transferred over time	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

For the Year Ended December 31, 2018

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets
North America	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619

Major Goods and Service Lines
Turnkey Projects	$6,378,927	$3,520,919	$20,022	$437,585	$396,473	$—	$10,753,926
Maintenance & Support	1,047,686	3,045	41,604	77,880	—	—	1,170,215
Data Center Auditing Services	—	—	—	—	—	124,478	124,478
	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619

Timing of Revenue Recognition
Goods transferred over time	$6,378,927	$3,520,919	$20,022	$437,585	$396,473	$—	$10,753,926
Services transferred over time	1,047,686	3,045	41,604	77,880	—	124,478	1,294,693
	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619